Related Party Transactions (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended			1 Months Ended
	Mar. 31, 2013 Business	Mar. 31, 2013 Successor [Member]	Mar. 31, 2012 Successor [Member]	Jul. 31, 2011 UCI International and Autoparts Holding [Member] Autoparts Holdings [Member]
Related Party Transactions (Textual) [Abstract]
Costs incurred		$ 8.9	$ 5.7
Initial term of agreement				1 year
Additional renewal period				1 year
Agreement termination period due to prior written notice				120 days
Related Party Transactions (Additional Textual) [Abstract]
Number of related businesses	2
Percentage of transfer price mark up	10.00%